Taxation (Details) - PRC	12 Months Ended	36 Months Ended	57 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Sales of audio, video products and books
Taxation
Statutory VAT rate (as a percent)			9.00%
Sales of other products
Taxation
Statutory VAT rate (as a percent)			13.00%
Logistics services | Minimum [Member]
Taxation
Statutory VAT rate (as a percent)	6.00%
Logistics services | Maximum [Member]
Taxation
Statutory VAT rate (as a percent)	9.00%
Online advertising and other services
Taxation
Statutory VAT rate (as a percent)	6.00%
Percentage of cultural undertaking development fees	3.00%
Value Added Tax
Taxation
Reduction percentage of cultural undertaking development fees		50.00%